UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Asst. Vice President/Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA April 24, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $117,534

List of Other Included Managers:

No.   13F File Number        Name




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                                                          FORM 13F INFORMATION TABLE
				CLASS			MktVal		Prn	Invst	Oth	Voting Authority
NAME OF ISSUER		TITLE	CUSIP		x$1000	Shs	Amt	Dscrt	Mgr	Sole		Shr	None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------

AOL Time Warner Inc.	COM	00184A105	 227		 9600 SH	SOLE		 9600		0	0
Allied Waste Indus.	COM	019589308	 997		76680 SH	SOLE		76680		0	0
Amercn Muni Term Tr II	COM	027653104	 367		35400 SH	SOLE		35400		0	0
Amercn Muni Term Tr III	COM	027654102	 387		35450 SH	SOLE		35450		0	0
AMGEN Inc.			COM	031162100	2960		49595 SH	SOLE		49595		0	0
Avalon Bay Commu Inc.	COM	053484101	3504		70360 SH	SOLE		70360		0	0
Blackrock Adv Term Tr	COM	09247A101	 372		33193 SH	SOLE		33193		0	0
Blckrock CA Ins Muni	COM	09247G108	 704		45035 SH	SOLE		45035		0	0
Blackrock Invt Quality	COM	09247J102	 427		46370 SH	SOLE		46370		0	0
Blackrock Broad Inv Gr	COM	09247Q106	 185		12905 SH	SOLE		12905		0	0
Block H & R Inc.		COM	093671105	2625		59060 SH	SOLE		59060		0	0
Boston Properties Inc.	COM	101121101	3005		76175 SH	SOLE		76175		0	0
Calpine Corporation	COM	131347106	3250	     255940 SH	SOLE	     255940		0	0
Citigroup Inc.		COM	172967101	3090		62401 SH	SOLE		62401		0	0
Conagra Inc.		COM	205887102	2708       111650 SH	SOLE	     111650		0	0
Dentsply Intl Inc New	COM	249030107	2971		80180 SH	SOLE		80180		0	0
Equity Office Prop	COM	294741103	2842		94758 SH	SOLE		94758		0	0
Equity Residential	COM	29476L107	3145	     109413 SH	SOLE	     109413		0	0
Fifth Third Bancorp	COM	316773100	3810		56465 SH	SOLE		56465		0	0
First Data Corp.		COM	319963104	3406		39040 SH	SOLE		39040		0	0
Flowserve Corp.		COM	34354P105	1493		46640 SH	SOLE		46640		0	0
Forest Laboratories	COM	345838106	2650		32430 SH	SOLE		32430		0	0
Gen Dynamics Corp.	COM	369550108	2834		30170 SH	SOLE		30170		0	0
Hanover Compressor Co.	COM	410768105	2851	     158458 SH	SOLE	     158458		0	0
Home Depot Inc.		COM	437076102	3248		66810 SH	SOLE		66810		0	0
Huaneng Power Intl ADR	COM	443304100	4027       149935 SH	SOLE	     149935		0	0
Johnson & Johnson		COM	478160104	3331		51290 SH	SOLE		51290		0	0
Kimco Realty Corp.	COM	49446R109	3022		92420 SH	SOLE		92420		0	0
Ligand Pharmaceuticals	COM	53220K207	3477	     176340 SH	SOLE	     176340		0	0
Luxottica Group SPA ADR	COM	55068R202	2999	     154750 SH	SOLE	     154750		0	0
Mattel Inc.			COM	577081102	3256       156220 SH	SOLE	     156220		0	0
Mettler-Toledo Intl	COM	592688105	2647		58480 SH	SOLE		58480		0	0
Minnesota Muni Term Tr	COM	604065102	 249		24600 SH	SOLE		24600		0	0
Nabors Industries Inc.	COM	629568106	3095		73265 SH	SOLE		73265		0	0
OM Group Inc.		COM	670872100	3230		44670 SH	SOLE		44670		0	0
Oracle Corp.		COM	68389X105	 192		15000 SH	SOLE		15000		0	0
Pfizer Inc.			COM	717081103	1922		48370 SH	SOLE		48370		0	0
Plum Creek Timber Co.	COM	729251108	3585	     120673 SH	SOLE	     120673		0	0
SCP Pool Corp.		COM	784028102	1686		53695 SH	SOLE		53695		0	0
Sara Lee Corp.		COM	803111103	3214	     154810 SH	SOLE	     154810		0	0
Simon Property Grp.	COM	828806109	3156		96715 SH	SOLE		96715		0	0
Smithfield Foods Inc.	COM	832248108	2154		82540 SH	SOLE		82540		0	0
SunGard Data Systems	COM	867363103	3099		93990 SH	SOLE		93990		0	0
TCW DW Term Trust		COM	87234U108	 486		45490 SH	SOLE		45490		0	0
Target Term Trust		COM	902106103	 184		12708 SH	SOLE		12708		0	0
Tyco Int'l Ltd		COM	902124106	2286		70715 SH	SOLE		70715		0	0
Vornado Realty Trust	COM	929042109	3419		77415 SH	SOLE		77415		0	0
Wal-Mart Stores, Inc.	COM	931142103	3785		61760 SH	SOLE		61760		0	0
Waste Management Inc.	COM	94106L109	2602		95495 SH	SOLE		95495		0	0
Werner Enterprises Inc.	COM	950755108	2373	     113260 SH	SOLE	     113260		0	0
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